Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2Summary of Significant Accounting Policies

Basis of presentation

The accompanying unaudited interim condensed consolidated financial statements of the Company have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission regarding financial reporting that are consistent with those used in the preparation of the Company’s audited consolidated financial statements for the year ended December 31, 2024. As permitted under those rules, certain footnotes or other financial information that are normally required by GAAP have been condensed or omitted. Accordingly, these unaudited interim condensed consolidated financial statements do not include all of the information and footnotes required by U.S. GAAP for annual financial statements.

In the opinion of the Company’s management, the accompanying unaudited interim condensed consolidated financial statements contain all normal recurring adjustments necessary to present fairly the financial position, operating results and cash flows of the Company for each of the periods presented. The results of operations for the six months ended June 30, 2025 are not necessarily indicative of results to be expected for any other interim period or for the full year of 2025. The consolidated balance sheet as of December 31, 2024 was derived from the audited consolidated financial statements at that date but does not include all of the disclosures required by U.S. GAAP for annual financial statements. These unaudited interim condensed consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements for the year ended December 31, 2024.

2Summary of Significant Accounting Policies (continued)

Principles of consolidation

The unaudited interim condensed consolidated financial statements include the accounts of the Company, its subsidiaries, the VIE, and subsidiaries of the VIE. All significant intercompany transactions and balances have been eliminated upon consolidation.

Use of estimates

The preparation of the Company’s unaudited interim condensed consolidated financial statements in conformity with U.S. GAAP requires the use of estimates and judgments that affect the reported amounts in the unaudited interim condensed consolidated financial statements and accompanying notes. These estimates form the basis for judgments that management make about the carrying values of assets and liabilities, which are not readily apparent from other sources. Management base their estimates and judgments on historical information and on various other assumptions that they believe are reasonable under the circumstances. U.S. GAAP requires management to make estimates and judgments in several areas, including, but not limited to, those related to allowance for credit losses of accounts receivable, and loans receivable, useful lives of intangible assets, impairment of goodwill, impairment of intangible assets, fair value measurements and impairment for equity investments without readily determinable fair value, valuation allowance for deferred tax assets, incremental borrowing rates for operating lease liabilities and share-based compensation. These estimates are based on management’s knowledge about current events and expectations about actions that the Company may undertake in the future. Actual results could differ from those estimates.

Convenience translation

Translations of amounts from RMB into US$ for the convenience of the reader have been calculated at the exchange rate of RMB7.1636 per US$1.00 on June 30, 2025, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Accounts receivable, net

Accounts receivable are recorded at the realizable value amount, net of allowances for credit loss in accordance with ASC 326 Credit Losses (“ASC 326”), and records the allowance for credit losses as an offset to accounts receivable. The estimated credit losses is classified as “General and administrative” in the unaudited interim condensed consolidated statements of comprehensive loss. The Company assesses collectability by reviewing accounts receivable on a collective basis where similar characteristics exist and on an individual basis when the Company identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses using roll-rate method, the Company considers historical collectability based on past due status, the age of the accounts receivable balances, credit quality of the Company’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers.

2Summary of Significant Accounting Policies (continued)

Loans receivable, net

Loans receivable, net are included in “Other non-current assets” on the unaudited interim condensed consolidated balance sheets are carried at amortized cost. The Company maintains an allowance for credit losses in accordance with ASC 326, and represents the Company’s best estimate of expected credit losses over the remaining contractual life of the loans and are included in “other (loss)/income” in the unaudited interim condensed consolidated statements of comprehensive loss. Management estimates the allowance for credit losses on loans not sharing similar risk characteristics on an individual basis. The key factors considered when determining the above allowances for credit losses include age of the amounts due, terms of the loans, historical collections and the creditworthiness and financial condition of the borrower. Interest income is recognized on loans receivable using the interest method except for when receivables are determined to be uncollectible, interest income is recognized on a cash basis method. Impaired loans are written off after all collection effort has ceased.

Revenue recognition

Under ASC 606, revenues are recognized when control of the promised goods or services is transferred to customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. Revenues are presented net of value-added tax collected on behalf of the government.

SAAS Businesses

The Company generates SAAS Businesses revenue primarily from developer services and vertical applications. For developer services, there are three types of contracts, subscription-based contracts, project-based contracts and consumption-based contracts. The Company primarily enters into subscription-based contracts with its customers to provide push notification or instant messaging (collectively “notification services”), which the Company provides its customers with access to its notification services platform. This enables customers to send notifications and messages to users. The nature of the Company’s performance obligation is a single performance obligation with a fixed transaction price based on subscription fees. The Company generally recognizes revenue ratably over time under the subscription-based contracts as stand-ready obligations because the customer simultaneously receives and consumes the benefits as the Company provides subscription services throughout a fixed contract term. The Company uses an output method of progress based on fixed contract term as it best depicts the transfer of control to the customer.

2Summary of Significant Accounting Policies (continued)

SAAS Businesses (continued)

The Company primarily enters into consumption-based contracts with its customers to provide short message services (“SMS”), one-click verification services, email services and value-added services. For SMS, the Company enables customers to send short messages to users for developer-user communication and authentication. For one-click verification services, the Company enables users to verify the cellphone number of users without verification code after integrating the one-click verification SDK. For email services, the Company enables the customers to send emails to users. Customers pay for SMS, one-click verification, and email services based on the pre-agreed rate per message or email and the number of messages or email delivered. The Company acts as the principal in the SMS, one-click verification, and email services in which the Company has control over the fulfillment of services. The Company recognizes revenue on a gross basis and at the point in time when messages are delivered. For value-added services, the Company provided advertising services by connecting advertisers and application (“APP”) developers, who are the suppliers of where the ads will be displayed. The Company enters into contractual arrangements with advertisers that stipulate the types of advertising to be delivered and priced. Advertising customers pay for the value-added service primarily on several basis, including cost-per-action (“CPA”) basis, cost-per-mille (“CPM”), cost-per-sale (“CPS”) and cost-per-click (“CPC”) basis. All of the contractual arrangements’ duration is less than one year. The Company acts as the principal in the value-added services in which the Company has control over the fulfillment of the service and has discretion in establishing price. Accordingly, the Company recognizes revenue on a gross basis and at a point in time once agreed actions are performed.

The Company primarily enters into project-based contracts with its customers to provide private cloud-based developer services, which are designed to provide customizable services to customers who want a more controlled software environment and more comprehensive technology and customer support. The Company provides its customers one combined performance obligation including customized APP push notification system or instant messaging system and related system training services as both performance obligations are incapable of being distinct because the customer cannot derive economic benefit from the related system training services on its own. Meanwhile, the Company also provides post contract assurance-type maintenance services, which usually have a duration of one year. The transaction price is fixed based on the signed contract consideration. Under ASC 606, the Company recognize revenue at the point in time when the system is implemented, and the training service is provided, which is represented by the customer acceptance received by the Company.

For vertical applications, the Company enters into agreements with its customers to provide data analytic solutions and there are three types of contracts, including subscription-based contracts, project-based contracts and consumption-based contracts. The Company primarily enters into subscription-based contracts with its customers to provide customizable service packages for a fixed contract term, which allows the customers to subscribe a fixed number of apps to obtain unlimited volume of queries to the Company’s analytic results. The nature of the Company’s performance obligation is a single performance obligation with a fixed transaction price based on subscription fees. The Company generally recognizes revenue ratably over time under the subscription-based contracts, because the customer simultaneously receives and consumes the benefits as the Company provides subscription services throughout a fixed contract term.

The Company primarily enters into project-based contracts with its customers to provide in-depth analytics services and generate customized reports based on the customers’ specific requirements. The nature of the Company’s performance obligation is a single performance obligation with a fixed transaction price based on the signed contract consideration. The Company recognizes revenue at the point in time when the customized reports are provided.

The Company primarily enters into consumption-based contracts with its customers to process the queries or provide features based on the customers’ requirements. The nature of the Company’s performance obligation is a single performance obligation, and the transaction price is determined based on the pre-agreed the rate per query and the number of queries delivered. When the Company receives a placed order, it recognizes revenue at a point in time when the queries are processed, or the features are utilized by the customers.

For certain arrangements, customers are required to pay the Company before the services are delivered. For other arrangements, the Company provides customers with a credit term under six months.

2Summary of Significant Accounting Policies (continued)

Other revenue recognition related policies

Timing of revenue recognition may differ from the timing of invoicing to customers. Some customers are required to pay before the services are delivered to the customer. When either party to a revenue contract has performed, the Company recognizes a contract asset or a contract liability on the unaudited interim condensed consolidated balance sheet, depending on the relationship between the Company’s performance and the customer’s payment.

Contract assets represent amounts related to the Company’s rights to consideration received for private-cloud-based service and are included in “Prepayments and other assets” on the unaudited interim condensed consolidated balance sheets. Amount of contract assets was not material as of December 31, 2024 and June 30, 2025, respectively.

Contract liabilities are mainly related to fees for services to be provided over the service period, which are included in “Deferred revenue and customer deposits” on the unaudited interim condensed consolidated balance sheets. The increase in contract liabilities is a result of the increase in consideration received from the Company’s customers. Revenue recognized for the six months ended June 30, 2024 and 2025 that was included in contract liabilities as of January 1, 2024 and 2025 was RMB45,836 and RMB49,178 (US$6,865), respectively. A summary of contract liabilities is as follows:

As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
	(Audited)	(Unaudited)	(Unaudited)
Contract liabilities	87,064	98,263	13,717

Customer deposits relate to customer’s unused balances that are refundable. Once this balance is utilized by the customer, the corresponding amount would be recognized as revenue.

As of December 31, 2024 and June 30, 2025, the Company’s unsatisfied (or partially unsatisfied) performance obligations for contracts with an original expected length of more than one year was RMB41,114 and RMB39,059 (US$5,452), respectively. The Company expects to recognize the majority of its remaining performance obligations as revenue within the next two years.

Costs of revenues

Cost of revenues consists primarily of channel cost associated with value-added services, short messaging cost, technical services cost, cloud cost, staff costs and depreciation of servers used for revenue generating services.

2Summary of Significant Accounting Policies (continued)

Fair value measurements

ASC 820-10, Fair Value Measurements and Disclosures: Overall, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace

Level 3 — Unobservable inputs which are supported by little or no market activity

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, restricted cash, accounts receivables, other receivables within prepayments and other current assets, balances with related parties, short-term loan, accounts payable, and other payables with accrued liabilities and other current liabilities, approximate their fair values because of the short maturity of these instruments.

Concentration of risks

Concentration of credit risk

Financial assets that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash and accounts receivable.

The Company places its cash and cash equivalents with reputable financial institutions which have high-credit ratings. As of December 31, 2024 and June 30, 2025, the aggregate amount of cash and cash equivalents, and restricted cash of RMB92,866 and RMB85,370 (US$11,918), respectively, were held at major financial institutions located in the PRC, and US$3,655 and US$4,808 (RMB34,443), respectively, were deposited with major financial institutions located outside the PRC. The Company continues to monitor the financial strength of the financial institutions. The Company regularly monitors the rating of the international financial institutions to avoid any potential defaults. There has been no recent history of default in relation to these financial institutions.

Accounts receivable are typically unsecured and derived from revenue earned from customers mainly in the PRC, which are exposed to credit risk. The risk is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring process of outstanding balances. The Company maintains reserves for estimated credit losses, which have generally been within its expectations.

Concentration of suppliers

Approximately 48.9% and 51.6% of advertising costs were paid to three suppliers for the six months ended June 30, 2024 and 2025, respectively.

2Summary of Significant Accounting Policies (continued)

Concentration of risks (continued)

Foreign currency exchange rate risk

The functional currency and the reporting currency of the Company are the US$ and the RMB, respectively. On June 19, 2010, the PBOC announced the end of the RMB’s de facto peg to the US$, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB’s exchange rate flexibility. On March 15, 2014, the People’s Bank of China announced the widening of the daily trading band for RMB against US$. The depreciation of the US$ against RMB was approximately 1.86% for the six months ended June 30, 2025. Most of the Company’s revenues and costs are denominated in RMB, while a portion of cash and cash equivalents, restricted cash, accounts receivable, and accounts payable are denominated in US$. Any significant revaluation of RMB may materially and adversely affect the Company’s consolidated revenues, earnings and financial position in US$.

Segment information

The Company operates in one operating and reportable segment and derives revenues primarily from SAAS Businesses. The Company’s chief operating decision maker is the Chief Executive Officer(“CEO”), who makes resource allocation decisions and assesses performance based on the consolidated financial results. The CEO assesses performance and decides how to allocate resources based on total revenue and consolidated net income/(loss) as reported on the consolidated statements of comprehensive loss. The CEO considers budget to actual comparisons of total revenue and consolidated net income/(loss) on a regular basis when assessing the operating results and making resource decisions to improve profitability aligned with the Company’s strategic initiatives and capital allocation priorities.

Significant expenses reviewed by the CEO include those that are presented in the consolidated statements of comprehensive loss. As the Company generates substantially most of its revenues and holds substantially all of its long-lived assets in the PRC, no geographical segments are presented.

Recently issued accounting pronouncements

The accounting policies adopted in the preparation of the unaudited interim condensed consolidated financial statements are consistent with those applied in the preparation of the Company’s annual consolidated financial statements for the year ended December 31, 2024.